Selected Quarterly Financial Data (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 3,114	$ 3,127	$ 3,188	$ 3,194	$ 3,182	$ 3,081	$ 3,099	$ 3,020	$ 12,623	$ 12,382	$ 11,377
Depreciation on vehicles subject to operating leases	(923)	(894)	(894)	(924)	(998)	(936)	(986)	(1,053)	(3,635)	(3,973)	(4,254)
Interest expense	(1,073)	(1,081)	(1,114)	(1,121)	(1,032)	(989)	(997)	(912)	(4,389)	(3,930)	(3,175)
Total financing margin and other revenue	1,118	1,152	1,180	1,149	1,152	1,156	1,116	1,055	4,599	4,479	3,948
Provision for credit losses	107	93	63	33	136	127	69	94	296	426	469
Net income	$ 441	$ 571	$ 613	$ 603	$ 526	$ 518	$ 479	$ 701	$ 2,228	$ 2,224	$ 3,007